Related Party Transactions (Details Narrative) - Novopelle Diamond, LLC [Member] - Officers and Board Members [Member]	3 Months Ended
Mar. 31, 2019 USD ($)
Proceeds from loan	$ 21,170
Accrued interest on loan	3,170
Repayment of loans	18,921
Imputed interest expense	$ 2,026